Schedule of investments
Delaware Tax-Free Idaho Fund	November 30, 2022 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 95.90%
Corporate Revenue Bonds — 2.80%
Nez Perce County Pollution Control Revenue
(Potlatch Project) 2.75% 10/1/24	1,250,000	$ 1,229,338
Power County Industrial Development Revenue
(FMC Project) 6.45% 8/1/32 (AMT)	2,000,000	2,007,040
		3,236,378
Education Revenue Bonds — 21.92%
Boise State University Revenue
(General Project) Series A 5.00% 4/1/47	500,000	525,795
Idaho Housing & Finance Association
(Alturas International Academy Project) 4.00% 5/1/52	1,500,000	1,283,385
(Anser of Idaho Project)
Series A 2.25% 5/1/51	1,165,000	692,954
Series A 3.00% 5/1/41	1,650,000	1,299,441
Series A 4.00% 5/1/56	1,585,000	1,341,148
(Compass Public Charter School Project)
Series A 144A 6.00% 7/1/39 #	370,000	389,643
Series A 144A 6.00% 7/1/49 #	595,000	618,646
Series A 144A 6.00% 7/1/54 #	570,000	591,255

(Compass Public Charter School) Series A 144A 5.00% 7/1/54 #	1,000,000	915,670
(Gem Prep: Meridian Project) Series A 4.00% 5/1/57	1,000,000	842,920
(Idaho Arts Charter School Project)
Series A 4.00% 5/1/41	330,000	319,011
Series A 4.00% 5/1/50	520,000	491,426
Series A 4.00% 5/1/55	205,000	189,719
Series A 144A 5.00% 12/1/38 #	2,050,000	2,079,602
Series A 144A 5.00% 12/1/46 #	1,000,000	1,008,350

(Meridian South Charter School Project) 144A 4.00% 5/1/46 #	1,000,000	722,250
(North Star Charter School)
Capital Appreciation Subordinate Series B 144A 4.88% 7/1/49 #, ^	2,888,155	471,029
Series A 6.75% 7/1/48	529,151	554,889
(Sage International School of Boise Project)
Series A 4.00% 5/1/50	3,630,000	3,327,040
Series A 4.00% 5/1/55	1,100,000	981,607

NQ-360 [11/22] 01/23 (2679888)    1

Schedule of investments
Delaware Tax-Free Idaho Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Idaho Housing & Finance Association

(Victory Charter School Project) Series B 144A 5.00% 7/1/39 #	1,000,000	$ 1,016,240
(Xavier Charter School Project) Series A 5.00% 6/1/50	1,275,000	1,278,710
Idaho State University General Revenue Bonds
Series A 4.00% 4/1/37	350,000	351,537
Series A 4.50% 4/1/52	1,750,000	1,767,780
Series A 5.25% 4/1/42	605,000	673,377
Idaho State University Revenue
3.00% 4/1/49	1,700,000	1,214,242
University of Idaho
Unrefunded Series A 5.00% 4/1/41	340,000	363,688
		25,311,354
Electric Revenue Bonds — 4.67%
Boise-Kuna Irrigation District Revenue
(Idaho Arrowrock Hydroelectric Project) 5.00% 6/1/34	2,000,000	2,071,120
Guam Power Authority Revenue
(Tax-Exempt Forward Delivery) Series A 5.00% 10/1/41	915,000	936,887
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	75,000	55,312
Series AAA 5.25% 7/1/25 ‡	45,000	33,413
Series CCC 5.25% 7/1/27 ‡	345,000	256,162
Series WW 5.00% 7/1/28 ‡	320,000	236,800
Series WW 5.50% 7/1/38 ‡	1,500,000	1,119,375
Series XX 4.75% 7/1/26 ‡	50,000	36,813
Series XX 5.25% 7/1/40 ‡	595,000	441,787
Series XX 5.75% 7/1/36 ‡	175,000	131,250
Series ZZ 4.75% 7/1/27 ‡	40,000	29,450
Series ZZ 5.25% 7/1/24 ‡	60,000	44,550
		5,392,919
Healthcare Revenue Bonds — 13.76%
Idaho Health Facilities Authority Revenue
(Madison Memorial Hospital Project) 5.00% 9/1/37	1,350,000	1,363,081
(St. Luke's Health System Project)
4.00% 3/1/51	2,210,000	1,972,160
Series A 3.00% 3/1/51	5,645,000	3,970,016
Series A 4.00% 3/1/46	500,000	456,180
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(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Idaho Health Facilities Authority Revenue
(St. Luke's Health System Project)
Series A 5.00% 3/1/27	1,000,000	$ 1,062,480
(Trinity Health Credit Group)
Series ID 4.00% 12/1/43	3,595,000	3,484,130
Series ID 5.00% 12/1/46	750,000	761,513
(Valley Vista Care Corporation)
Series A 4.00% 11/15/27	705,000	682,722
Series A 5.25% 11/15/37	1,005,000	846,803
Series A 5.25% 11/15/47	1,130,000	852,099
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority
5.00% 7/1/32	400,000	434,896
		15,886,080
Housing Revenue Bonds — 2.77%
Idaho Housing & Finance Association
Series A 4.50% 1/21/49 (GNMA)	257,003	259,631
Idaho Housing & Finance Association Multifamily Housing Revenue
(Sunset Landing Apartments Project)
Series A 2.75% 7/1/40	1,300,000	1,031,030
Series A 3.125% 7/1/54	2,000,000	1,477,520
Idaho Housing & Finance Association Single Family Mortgage Revenue
Series C 3.00% 1/1/43 (FHA)	470,000	434,440
		3,202,621
Lease Revenue Bonds — 11.12%
Boise Urban Renewal Agency
5.00% 12/15/31	750,000	792,442
5.00% 12/15/32	750,000	791,580
Fremont County Annual Appropriation Certificates of Participation
4.00% 9/1/36	750,000	768,945
Idaho Falls Certificates of Participation
4.00% 9/15/39	1,050,000	1,060,826
Idaho Fish & Wildlife Foundation
(Idaho Department of Fish & Game Headquarters Office Project)
4.00% 12/1/36	525,000	536,256
4.00% 12/1/39	1,540,000	1,536,566
4.00% 12/1/42	1,300,000	1,273,558
NQ-360 [11/22] 01/23 (2679888)    3

Schedule of investments
Delaware Tax-Free Idaho Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Idaho Fish & Wildlife Foundation
(Idaho Department of Fish & Game Headquarters Office Project)
4.00% 12/1/44	250,000	$ 242,470

(Idaho Department of Fish & Game Nampa Regional Office Project) 5.00% 12/1/41	200,000	215,894
Idaho Housing & Finance Association Economic Development Facilities Revenue
(TDF Facilities Project)
Series A 6.50% 2/1/26	750,000	751,387
Series A 7.00% 2/1/36	1,500,000	1,502,775
Idaho Housing & Finance Association Grant and Revenue Anticipation Bonds
Series A 4.00% 7/15/39	2,150,000	2,150,666
Idaho State Building Authority Revenue
(Department of Health & Welfare Project) Series B 4.00% 9/1/48	750,000	724,658
University of Idaho
Series A 5.00% 4/1/35 (AGM)	435,000	490,532
		12,838,555
Local General Obligation Bonds — 10.13%
Ada & Boise Counties Independent School District Boise City
5.00% 8/1/35	1,160,000	1,234,437
5.00% 8/1/34	1,500,000	1,601,670
5.00% 8/1/36	500,000	531,485
Ada & Canyon Counties Joint School District No. 3 Kuna
(Sales Tax & Credit Enhancement Guaranty) Series B 5.00% 9/15/35	1,100,000	1,203,763
Canyon County School District No. 139 Vallivue
(School Board Guaranteed) Series B 5.00% 9/15/24	1,480,000	1,482,856
Idaho Bond Bank Authority Revenue
Series A 4.00% 9/15/33	530,000	549,197
Series A 4.00% 9/15/37	1,000,000	1,018,390
Series C 5.00% 9/15/42	500,000	532,525
Ketchum City
2.125% 9/15/41	500,000	343,255
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(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Madison County School District No. 321 Rexburg
(Sales Tax & Credit Enhancement Guaranty)
Series B 5.00% 8/15/25	500,000	$ 528,205
Series B 5.00% 8/15/26	500,000	537,590
Nez Perce County Independent School DistrictNo. 1
(Sales Tax & Credit Enhancement Guaranty)
Series B 5.00% 9/15/36	1,000,000	1,070,420
Series B 5.00% 9/15/37	1,000,000	1,068,350
		11,702,143
Pre-Refunded/Escrowed to Maturity Bonds — 3.31%
Ada & Canyon Counties Joint School District No 3 Kuna
Series B 5.00% 9/15/33	445,000	486,033
Canyon County School District No. 139 Vallivue
(School Board Guaranteed) 5.00% 9/15/33-23 §	500,000	509,635
Nampa Development Corporation Revenue
(Library Square Project) 144A 5.00% 9/1/31-24 #, §	1,000,000	1,061,590
Twin Falls County School District No. 411
(School Board Guaranteed) Series A 4.75% 9/15/37-24 §	1,000,000	1,036,570
University of Idaho
Series A 5.00% 4/1/41-28 §	660,000	729,089
		3,822,917
Resource Recovery Revenue Bonds — 0.36%
Idawy Solid Waste District
Series A 3.00% 1/1/50	550,000	415,580
		415,580
Special Tax Revenue Bonds — 22.31%
Commonwealth of Puerto Rico
(Subordinate) 3.035% 11/1/43 •	4,417,758	2,015,602
GDB Debt Recovery Authority of Puerto Rico
(Taxable) 7.50% 8/20/40	5,298,020	4,437,092
Idaho Bond Bank Authority
Series A 4.00% 9/15/39	230,000	232,098
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Schedule of investments
Delaware Tax-Free Idaho Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Idaho Housing & Finance Association Sales Tax Revenue
(Transportation Expansion And Congestion Mitigation)
5.00% 8/15/47	5,295,000	$ 5,739,939
Series A 5.00% 8/15/42	1,325,000	1,470,061
Idaho Water Resource Board Loan Program Revenue
(Ground Water Rights Mitigation) Series A 5.00% 9/1/32	3,565,000	3,569,385
Matching Fund Special Purpose Securitization
Series A 5.00% 10/1/32	250,000	257,762
Puerto Rico Sales Tax Financing Revenue
(Capital Appreciation - Restructured)
Series A-1 1.22% 7/1/51 ^	9,663,000	1,818,190
Series A-1 2.58% 7/1/46 ^	3,320,000	836,706
(Restructured)
Series A-1 4.55% 7/1/40	875,000	814,914
Series A-1 4.75% 7/1/53	3,045,000	2,782,216
Series A-1 5.00% 7/1/58	1,181,000	1,120,545
Series A-2 4.329% 7/1/40	730,000	661,322
		25,755,832
State General Obligation Bonds — 0.78%
Commonwealth of Puerto Rico
(Restructured) Series A-1 4.00% 7/1/41	1,113,899	895,263
		895,263
Transportation Revenue Bonds — 1.97%
Boise City, Idaho Airport Revenue
(Employee Parking Facilities Project) Series B 4.00% 9/1/51 (AMT)	1,955,000	1,746,089
(Public Parking Facilities Project) Series A 5.00% 9/1/51	500,000	527,890
		2,273,979
Total Municipal Bonds (cost $119,832,622)		110,733,621
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(Unaudited)
	Number of shares	Value (US $)
Short-Term Investments — 1.23%
Money Market Mutual Funds — 1.23%
Dreyfus Tax Exempt Cash Management (seven-day effective yield 1.78%)	1,415,712	$ 1,415,712
Total Short-Term Investments (cost $1,415,712)		1,415,712
Total Value of Securities—97.13% (cost $121,248,334)		112,149,333

Receivables and Other Assets Net of Liabilities—2.87%		3,314,267
Net Assets Applicable to 11,276,537 Shares Outstanding—100.00%		$115,463,600
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At November 30, 2022, the aggregate value of Rule 144A securities was $8,874,275, which represents 7.69% of the Fund's net assets.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
‡	Non-income producing security. Security is currently in default.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at November 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
FHA – Federal Housing Administration
GNMA – Government National Mortgage Association
ICE – Intercontinental Exchange, Inc.
LIBOR – London Interbank Offered Rate
LIBOR03M – ICE LIBOR USD 3 Month
NQ-360 [11/22] 01/23 (2679888)    7

Schedule of investments
Delaware Tax-Free Idaho Fund   (Unaudited)
Summary of abbreviations: (continued)
LIBOR06M – ICE LIBOR USD 6 Month
USD – US Dollar
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